Distribution Date:	11/18/21	BANK 2019-BNK19
Determination Date:	11/12/21
Next Distribution Date:	12/17/21
Record Date:	10/29/21	Commercial Mortgage Pass-Through Certificates
Series 2019-BNK19

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue,2nd Floor | New York, NY 10152
		General Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Master & Special Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	8-12		Kathleen Luzik	(703) 302-1902
Mortgage Loan Detail (Part 1)	13-15		2011 Crystal Drive,Suite 800 | Arlington, VA 22202
Mortgage Loan Detail (Part 2)	16-18	General Special Servicer	LNR Partners, LLC
Principal Prepayment Detail	19		Job Warshaw	(305) 695-5600
Historical Detail	20		1601 Washington Avenue,Suite 700 | Miami Beach, FL 33139
Delinquency Loan Detail	21	Asset Representations	Park Bridge Lender Services LLC
		Reviewer & Operating
Collateral Stratification and Historical Detail	22	Advisor
Specially Serviced Loan Detail - Part 1	23		David Rodgers	(212) 230-9025
			600 Third Avenue,40th Floor | New York, NY 10016
Specially Serviced Loan Detail - Part 2	24
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Modified Loan Detail	25		Bank, N.A.
Historical Liquidated Loan Detail	26		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
					trustadministrationgroup@wellsfargo.com
Historical Bond / Collateral Loss Reconciliation Detail	27		9062 Old Annapolis Road, | Columbia, MD 21045
Interest Shortfall Detail - Collateral Level	28	Trustee	Wilmington Trust, National Association
Supplemental Notes	29		General Contact	(302) 636-4140
			1100 North Market St., | Wilmington, DE 19890

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	06540WBA0	2.263000%	25,345,000.00	16,766,225.63	108,109.29	31,618.31	0.00	0.00	139,727.60	16,658,116.34	30.21%	30.00%
A-SB	06540WBB8	3.071000%	44,620,000.00	44,620,000.00	0.00	114,190.02	0.00	0.00	114,190.02	44,620,000.00	30.21%	30.00%
A-2	06540WBC6	2.926000%	273,000,000.00	273,000,000.00	0.00	665,665.00	0.00	0.00	665,665.00	273,000,000.00	30.21%	30.00%
A-3	06540WBD4	3.183000%	523,177,000.00	523,177,000.00	0.00	1,387,726.99	0.00	0.00	1,387,726.99	523,177,000.00	30.21%	30.00%
A-S	06540WBE2	3.446000%	153,122,000.00	153,122,000.00	0.00	439,715.34	0.00	0.00	439,715.34	153,122,000.00	17.75%	17.63%
B	06540WBF9	3.647000%	49,494,000.00	49,494,000.00	0.00	150,420.51	0.00	0.00	150,420.51	49,494,000.00	13.72%	13.63%
C	06540WBG7	4.168862%	46,400,000.00	46,400,000.00	0.00	161,195.99	0.00	0.00	161,195.99	46,400,000.00	9.94%	9.88%
D	06540WAJ2	3.000000%	27,840,000.00	27,840,000.00	0.00	69,600.00	0.00	0.00	69,600.00	27,840,000.00	7.68%	7.63%
E	06540WAL7	3.000000%	23,201,000.00	23,201,000.00	0.00	58,002.50	0.00	0.00	58,002.50	23,201,000.00	5.79%	5.75%
F	06540WAN3	3.000000%	13,920,000.00	13,920,000.00	0.00	34,800.00	0.00	0.00	34,800.00	13,920,000.00	4.66%	4.63%
G	06540WAQ6	3.000000%	12,373,000.00	12,373,000.00	0.00	30,932.50	0.00	0.00	30,932.50	12,373,000.00	3.65%	3.63%
H	06540WAS2	3.000000%	12,374,000.00	12,374,000.00	0.00	30,935.00	0.00	0.00	30,935.00	12,374,000.00	2.64%	2.63%
J*	06540WAU7	3.000000%	32,480,575.00	32,480,575.00	0.00	62,342.28	0.00	0.00	62,342.28	32,480,575.00	0.00%	0.00%
R	06540WAY9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR	BCC2KMYY4	4.168862%	65,123,504.00	64,671,989.55	5,689.96	223,681.24	0.00	0.00	229,371.20	64,666,299.59	0.00%	0.00%
Interest
Regular SubTotal			1,302,470,079.00	1,293,439,790.18	113,799.25	3,460,825.68	0.00	0.00	3,574,624.93	1,293,325,990.93

Notional Certificates
X-A	06540WBH5	1.091491%	866,142,000.00	857,563,225.63	0.00	780,018.53	0.00	0.00	780,018.53	857,455,116.34
X-B	06540WBJ1	0.548218%	249,016,000.00	249,016,000.00	0.00	113,762.57	0.00	0.00	113,762.57	249,016,000.00
X-D	06540WAA1	1.168862%	51,041,000.00	51,041,000.00	0.00	49,716.56	0.00	0.00	49,716.56	51,041,000.00
X-FG	06540WAC7	1.168862%	26,293,000.00	26,293,000.00	0.00	25,610.74	0.00	0.00	25,610.74	26,293,000.00
X-H	06540WAE3	1.168862%	12,374,000.00	12,374,000.00	0.00	12,052.91	0.00	0.00	12,052.91	12,374,000.00
X-J	06540WAG8	1.168862%	32,480,575.00	32,480,575.00	0.00	31,637.75	0.00	0.00	31,637.75	32,480,575.00
Notional SubTotal			1,237,346,575.00	1,228,767,800.63	0.00	1,012,799.06	0.00	0.00	1,012,799.06	1,228,659,691.34

Deal Distribution Total					113,799.25	4,473,624.74	0.00	0.00	4,587,423.99

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06540WBA0	661.52004853	4.26550760	1.24751667	0.00000000	0.00000000	0.00000000	0.00000000	5.51302427	657.25454094
A-SB	06540WBB8	1,000.00000000	0.00000000	2.55916674	0.00000000	0.00000000	0.00000000	0.00000000	2.55916674	1,000.00000000
A-2	06540WBC6	1,000.00000000	0.00000000	2.43833333	0.00000000	0.00000000	0.00000000	0.00000000	2.43833333	1,000.00000000
A-3	06540WBD4	1,000.00000000	0.00000000	2.65250000	0.00000000	0.00000000	0.00000000	0.00000000	2.65250000	1,000.00000000
A-S	06540WBE2	1,000.00000000	0.00000000	2.87166664	0.00000000	0.00000000	0.00000000	0.00000000	2.87166664	1,000.00000000
B	06540WBF9	1,000.00000000	0.00000000	3.03916657	0.00000000	0.00000000	0.00000000	0.00000000	3.03916657	1,000.00000000
C	06540WBG7	1,000.00000000	0.00000000	3.47405151	0.00000000	0.00000000	0.00000000	0.00000000	3.47405151	1,000.00000000
D	06540WAJ2	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	06540WAL7	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	06540WAN3	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
G	06540WAQ6	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
H	06540WAS2	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
J	06540WAU7	1,000.00000000	0.00000000	1.91937119	0.58062888	11.70529032	0.00000000	0.00000000	1.91937119	1,000.00000000
R	06540WAY9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC2KMYY4	993.06679736	0.08737183	3.43472366	0.01524166	0.30974408	0.00000000	0.00000000	3.52209549	992.97942552

Notional Certificates
X-A	06540WBH5	990.09541811	0.00000000	0.90056657	0.00000000	0.00000000	0.00000000	0.00000000	0.90056657	989.97060106
X-B	06540WBJ1	1,000.00000000	0.00000000	0.45684844	0.00000000	0.00000000	0.00000000	0.00000000	0.45684844	1,000.00000000
X-D	06540WAA1	1,000.00000000	0.00000000	0.97405145	0.00000000	0.00000000	0.00000000	0.00000000	0.97405145	1,000.00000000
X-FG	06540WAC7	1,000.00000000	0.00000000	0.97405165	0.00000000	0.00000000	0.00000000	0.00000000	0.97405165	1,000.00000000
X-H	06540WAE3	1,000.00000000	0.00000000	0.97405124	0.00000000	0.00000000	0.00000000	0.00000000	0.97405124	1,000.00000000
X-J	06540WAG8	1,000.00000000	0.00000000	0.97405141	0.00000000	0.00000000	0.00000000	0.00000000	0.97405141	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	10/01/21 - 10/30/21	30	0.00	31,618.31	0.00	31,618.31	0.00	0.00	0.00	31,618.31	0.00
A-SB	10/01/21 - 10/30/21	30	0.00	114,190.02	0.00	114,190.02	0.00	0.00	0.00	114,190.02	0.00
A-2	10/01/21 - 10/30/21	30	0.00	665,665.00	0.00	665,665.00	0.00	0.00	0.00	665,665.00	0.00
A-3	10/01/21 - 10/30/21	30	0.00	1,387,726.99	0.00	1,387,726.99	0.00	0.00	0.00	1,387,726.99	0.00
X-A	10/01/21 - 10/30/21	30	0.00	780,018.53	0.00	780,018.53	0.00	0.00	0.00	780,018.53	0.00
X-B	10/01/21 - 10/30/21	30	0.00	113,762.57	0.00	113,762.57	0.00	0.00	0.00	113,762.57	0.00
X-D	10/01/21 - 10/30/21	30	0.00	49,716.56	0.00	49,716.56	0.00	0.00	0.00	49,716.56	0.00
X-FG	10/01/21 - 10/30/21	30	0.00	25,610.74	0.00	25,610.74	0.00	0.00	0.00	25,610.74	0.00
X-H	10/01/21 - 10/30/21	30	0.00	12,052.91	0.00	12,052.91	0.00	0.00	0.00	12,052.91	0.00
X-J	10/01/21 - 10/30/21	30	0.00	31,637.75	0.00	31,637.75	0.00	0.00	0.00	31,637.75	0.00
A-S	10/01/21 - 10/30/21	30	0.00	439,715.34	0.00	439,715.34	0.00	0.00	0.00	439,715.34	0.00
B	10/01/21 - 10/30/21	30	0.00	150,420.51	0.00	150,420.51	0.00	0.00	0.00	150,420.51	0.00
C	10/01/21 - 10/30/21	30	0.00	161,195.99	0.00	161,195.99	0.00	0.00	0.00	161,195.99	0.00
D	10/01/21 - 10/30/21	30	0.00	69,600.00	0.00	69,600.00	0.00	0.00	0.00	69,600.00	0.00
E	10/01/21 - 10/30/21	30	0.00	58,002.50	0.00	58,002.50	0.00	0.00	0.00	58,002.50	0.00
F	10/01/21 - 10/30/21	30	0.00	34,800.00	0.00	34,800.00	0.00	0.00	0.00	34,800.00	0.00
G	10/01/21 - 10/30/21	30	0.00	30,932.50	0.00	30,932.50	0.00	0.00	0.00	30,932.50	0.00
H	10/01/21 - 10/30/21	30	0.00	30,935.00	0.00	30,935.00	0.00	0.00	0.00	30,935.00	0.00
J	10/01/21 - 10/30/21	30	360,434.32	81,201.44	0.00	81,201.44	18,859.16	0.00	0.00	62,342.28	380,194.56
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
RR Interest	10/01/21 - 10/30/21	30	19,112.63	224,673.83	0.00	224,673.83	992.59	0.00	0.00	223,681.24	20,171.62
Totals			379,546.95	4,493,476.49	0.00	4,493,476.49	19,851.75	0.00	0.00	4,473,624.74	400,366.18

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Available Funds Summary
Total Available Distribution Amount (1)	4,587,423.99
VRR Available Funds
Non-VRR Available Funds
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,513,256.60	Master Servicing Fee	13,035.19
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,947.25
Interest Adjustments	2,299.11	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	556.90
ARD Interest	0.00	Operating Advisor Fee	2,038.25
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	211.62
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,515,555.71	Total Fees	22,079.21

Principal		Expenses/Reimbursements
Scheduled Principal	363,799.25	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	3,068.74
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	16,618.01
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	(250,000.00)	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	165.00
Total Principal Collected	113,799.25	Total Expenses/Reimbursements	19,851.75

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,473,624.74
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	113,799.25
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,587,423.99
Total Funds Collected	4,629,354.96	Total Funds Distributed	4,629,354.95

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,293,439,791.05	1,293,439,791.05	Beginning Certificate Balance	1,293,439,790.18
(-) Scheduled Principal Collections	363,799.25	363,799.25	(-) Principal Distributions	113,799.25
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	(250,000.00)	(250,000.00)	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,293,325,991.80	1,293,325,991.80	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,293,446,722.42	1,293,446,722.42	Ending Certificate Balance	1,293,325,990.93
Ending Actual Collateral Balance	1,293,724,426.50	1,293,724,426.50

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.87)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.87)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.17%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	8,250,000.00	0.64%	92	4.0000	NAP	Defeased	1	8,250,000.00	0.64%	92	4.0000	NAP
2,000,000 or less	7	11,188,005.45	0.87%	92	4.3581	1.463449	1.50 or less	27	298,317,033.58	23.07%	91	4.1728	1.162399
2,000,001 to 3,000,000	9	22,284,830.88	1.72%	92	4.0498	1.695380	1.51 to 1.75	9	197,179,196.26	15.25%	91	4.0557	1.633501
3,000,001 to 4,000,000	8	28,801,934.13	2.23%	92	3.9984	1.489125	1.76 to 2.00	8	130,848,752.59	10.12%	92	4.1508	1.822408
4,000,001 to 5,000,000	3	14,302,943.52	1.11%	92	4.4250	1.713822	2.01 to 2.25	10	116,069,684.72	8.97%	91	4.2101	2.087528
5,000,001 to 6,000,000	4	22,591,783.98	1.75%	92	3.8606	0.912899	2.26 to 2.50	9	215,290,825.68	16.65%	92	3.9284	2.405367
6,000,001 to 7,000,000	4	25,622,962.63	1.98%	92	4.2054	1.918627	2.51 to 2.75	5	100,415,226.82	7.76%	91	4.3728	2.686193
7,000,001 to 8,000,000	5	36,868,283.63	2.85%	91	4.3153	1.857472	2.76 to 3.00	3	47,569,882.01	3.68%	91	3.9604	2.907640
8,000,001 to 9,000,000	4	33,590,484.45	2.60%	91	3.7591	2.938364	3.01 or greater	9	167,400,250.00	12.94%	91	3.6123	3.634045
9,000,001 to 10,000,000	3	29,218,750.77	2.26%	92	4.2037	2.324880	Totals	82	1,293,325,991.80	100.00%	91	4.0520	2.100886
10,000,001 to 15,000,000	8	100,995,839.05	7.81%	92	4.1341	2.026707
15,000,001 to 20,000,000	6	109,672,707.10	8.48%	91	4.0043	2.646921
20,000,001 to 30,000,000	6	156,149,651.29	12.07%	91	3.8227	2.526354
30,000,001 to 50,000,000	10	450,687,814.92	34.85%	91	4.1851	1.829884
50,000,001 to 70,000,000	3	171,100,000.00	13.23%	91	3.9369	2.530963
70,000,001 or greater	1	72,000,000.00	5.57%	92	3.8000	1.781500
Totals	82	1,293,325,991.80	100.00%	91	4.0520	2.100886
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	2	8,250,000.00	0.64%	92	4.0000	NAP	Totals	76	1,293,325,991.80	100.00%	91	4.0520	2.100886
Alaska	1	7,125,000.00	0.55%	91	4.7200	2.939100
									Property Type³
Arizona	1	4,641,573.70	0.36%	91	4.5600	1.696100
Arkansas	1	15,002,707.10	1.16%	92	4.6500	1.909400		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
California	10	328,458,401.29	25.40%	91	4.0603	2.277211		Properties	Balance	Agg. Bal.			DSCR¹
Colorado	2	11,205,484.45	0.87%	91	4.7610	2.588312	Defeased	2	8,250,000.00	0.64%	92	4.0000	NAP
Connecticut	1	47,586,000.00	3.68%	91	4.3900	2.688800	Industrial	4	40,247,589.11	3.11%	92	4.3187	2.334002
Florida	4	135,362,677.12	10.47%	91	4.6229	1.692054	Lodging	7	138,839,263.17	10.74%	92	4.0435	2.015452
Georgia	1	15,000,000.00	1.16%	92	4.1800	1.672200	Mixed Use	3	25,515,000.00	1.97%	92	4.0830	2.426760
Illinois	1	6,919,250.00	0.53%	92	4.6400	2.728700	Mobile Home Park	3	3,551,750.53	0.27%	92	4.2701	2.979948
Indiana	1	3,802,500.00	0.29%	92	4.1500	2.352900	Multi-Family	25	107,833,901.15	8.34%	91	3.8840	1.175708
Louisiana	1	7,380,313.42	0.57%	92	4.7500	1.865400	Office	14	666,331,901.29	51.52%	91	3.9507	2.270864
Minnesota	1	11,985,140.14	0.93%	92	4.4500	1.509500	Other	1	1,900,000.00	0.15%	91	4.8900	1.482100
Mississippi	1	3,565,000.00	0.28%	92	4.5000	1.995300	Retail	17	300,856,586.55	23.26%	91	4.2959	1.731468
Missouri	1	21,206,250.00	1.64%	91	4.1300	1.568300	Totals	76	1,293,325,991.80	100.00%	91	4.0520	2.100886
Nevada	1	100,000,000.00	7.73%	92	3.7408	1.720600
New Jersey	2	125,600,000.00	9.71%	92	3.9494	2.034393
New York	29	274,223,416.70	21.20%	91	3.5984	1.809279
North Carolina	5	35,600,384.63	2.75%	92	4.2207	2.939548
Ohio	1	1,775,000.00	0.14%	91	4.6200	1.910700
Pennsylvania	2	82,734,433.04	6.40%	91	4.2182	1.826273
South Carolina	1	805,000.00	0.06%	91	4.6200	1.910700
Tennessee	1	1,901,077.67	0.15%	92	4.8800	1.619300
Texas	3	41,844,882.01	3.24%	92	4.1795	2.459978
Virginia	2	1,351,500.53	0.10%	92	4.8400	2.186700

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	8,250,000.00	0.64%	92	4.0000	NAP	Defeased	1	8,250,000.00	0.64%	92	4.0000	NAP
	3.5000% or less	5	84,400,000.00	6.53%	92	3.1100	3.160231	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.5001% to 3.7500%	12	229,706,366.01	17.76%	92	3.7114	2.017504	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.7501% to 4.0000%	23	329,112,641.48	25.45%	91	3.8581	2.133318	25 months to 36 months	81	1,285,075,991.80	99.36%	91	4.0524	2.102561
	4.0001% to 4.2500%	18	318,332,493.13	24.61%	91	4.1619	2.127482	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2501% to 4.5000%	6	97,335,573.18	7.53%	91	4.4043	2.078741	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 4.7500%	10	126,821,480.73	9.81%	90	4.6254	1.932550	Totals	82	1,293,325,991.80	100.00%	91	4.0520	2.100886
	4.7501% or greater	7	99,367,437.27	7.68%	90	4.8576	1.459435
	Totals	82	1,293,325,991.80	100.00%	91	4.0520	2.100886
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	8,250,000.00	0.64%	92	4.0000	NAP	Defeased	1	8,250,000.00	0.64%	92	4.0000	NAP
	120 months or less	81	1,285,075,991.80	99.36%	91	4.0524	2.102561	Interest Only	39	776,787,000.00	60.06%	91	3.8789	2.289797
	121 or greater	0	0.00	0.00%	0	0.0000	0.000000	420 months of less	34	473,965,063.74	36.65%	91	4.3435	1.881982
	Totals	82	1,293,325,991.80	100.00%	91	4.0520	2.100886	421 months or greater	8	34,323,928.06	2.65%	91	3.9588	0.911088
								Totals	82	1,293,325,991.80	100.00%	91	4.0520	2.100886
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	8,250,000.00	0.64%	92	4.0000	NAP				None
Underwriter's Information		9	212,729,244.62	16.45%	91	3.8962	2.576500
	12 months or less	62	918,996,213.87	71.06%	91	4.0562	2.101413
	13 months to 24 months	10	153,350,533.31	11.86%	91	4.2460	1.451986
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	82	1,293,325,991.80	100.00%	91	4.0520	2.100886
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	453012153	RT	Las Vegas	NV	Actual/360	3.741%	161,062.22	0.00	0.00	N/A	07/01/29	--	50,000,000.00	50,000,000.00	11/01/21
1A	310949706				Actual/360	3.741%	161,062.22	0.00	0.00	N/A	07/01/29	--	50,000,000.00	50,000,000.00	11/01/21
2	322070002	RT	Orlando	FL	Actual/360	4.860%	181,567.94	56,166.22	0.00	N/A	05/06/29	--	43,385,410.84	43,329,244.62	11/06/21
2A	322070102				Actual/360	4.860%	181,567.94	56,166.22	0.00	N/A	05/06/29	--	43,385,410.84	43,329,244.62	11/06/21
3	310946755	OF	San Francisco	CA	Actual/360	3.912%	218,972.41	0.00	0.00	N/A	05/11/29	--	65,000,000.00	65,000,000.00	11/11/21
3A	310947752				Actual/360	3.912%	67,376.13	0.00	0.00	N/A	05/11/29	--	20,000,000.00	20,000,000.00	11/11/21
4	310951253	OF	New York	NY	Actual/360	3.110%	66,951.39	0.00	0.00	N/A	07/06/29	--	25,000,000.00	25,000,000.00	11/06/21
4A	310951249				Actual/360	3.110%	66,951.39	0.00	0.00	N/A	07/06/29	--	25,000,000.00	25,000,000.00	11/06/21
4B	310951252				Actual/360	3.110%	46,919.53	0.00	0.00	N/A	07/06/29	--	17,520,000.00	17,520,000.00	11/06/21
4C	310951254				Actual/360	3.110%	22,602.79	0.00	0.00	N/A	07/06/29	--	8,440,000.00	8,440,000.00	11/06/21
4D	310951255				Actual/360	3.110%	22,602.79	0.00	0.00	N/A	07/06/29	--	8,440,000.00	8,440,000.00	11/06/21
5	322070005	OF	Princeton	NJ	Actual/360	3.800%	235,600.00	0.00	0.00	N/A	07/01/29	--	72,000,000.00	72,000,000.00	11/01/21
6	610950365	OF	Pittsburgh	PA	Actual/360	4.192%	176,879.11	0.00	0.00	N/A	06/11/29	--	49,000,000.00	49,000,000.00	11/11/21
6A	610951031				Actual/360	4.192%	72,195.56	0.00	0.00	N/A	06/11/29	--	20,000,000.00	20,000,000.00	11/11/21
7	1957165	OF	Morristown	NJ	Actual/360	4.150%	191,545.56	0.00	0.00	N/A	07/01/29	--	53,600,000.00	53,600,000.00	11/01/21
8	300801920	LO	Newport Beach	CA	Actual/360	3.750%	169,531.25	0.00	0.00	N/A	07/01/29	--	52,500,000.00	52,500,000.00	11/01/21
9	322070009	OF	Sunnyvale	CA	Actual/360	3.764%	162,055.08	0.00	0.00	07/06/29	06/06/34	--	50,000,000.00	50,000,000.00	11/06/21
10	610950650	OF	Alhambra	CA	Actual/360	4.220%	109,016.67	0.00	0.00	N/A	05/11/29	--	30,000,000.00	30,000,000.00	11/11/21
10A	610950651				Actual/360	4.220%	72,677.78	0.00	0.00	N/A	05/11/29	--	20,000,000.00	20,000,000.00	11/11/21
11	1855245	OF	Hartford	CT	Actual/360	4.390%	179,888.30	0.00	0.00	N/A	06/01/29	--	47,586,000.00	47,586,000.00	11/01/21
12	310949647	OF	New York	NY	Actual/360	3.843%	135,679.25	0.00	0.00	N/A	06/11/29	--	41,000,000.00	41,000,000.00	05/11/20
13	300801904	OF	Los Angeles	CA	Actual/360	4.520%	155,688.89	0.00	0.00	N/A	04/01/29	--	40,000,000.00	40,000,000.00	11/01/21
14	300801919	LO	Orlando	FL	Actual/360	4.117%	130,627.07	(250,000.00)	(250,000.00)	N/A	07/01/29	--	36,193,325.68	36,443,325.68	11/01/21
15	310950366	OF	New York	NY	Actual/360	3.700%	95,583.33	0.00	0.00	N/A	05/11/29	--	30,000,000.00	30,000,000.00	11/11/21
16	310949593	OF	Brea	CA	Actual/360	4.660%	100,210.68	29,493.70	0.00	N/A	05/11/29	--	24,972,894.99	24,943,401.29	11/11/21
17	300801915	RT	St Charles	MO	Actual/360	4.130%	75,417.67	0.00	0.00	N/A	06/01/29	--	21,206,250.00	21,206,250.00	11/01/21
18	1957584	RT	Spring	TX	Actual/360	3.990%	58,924.54	0.00	0.00	N/A	07/01/29	--	17,150,000.00	17,150,000.00	11/01/21
19	1855665	IN	Maumelle	AR	Actual/360	4.650%	60,153.78	20,089.62	0.00	N/A	07/01/29	--	15,022,796.72	15,002,707.10	11/01/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
20	322070020	OF	Atlanta	GA	Actual/360	4.180%	53,991.67	0.00	0.00	N/A	07/01/29	--	15,000,000.00	15,000,000.00	11/01/21
21	300801917	LO	Hershey	PA	Actual/360	4.350%	51,520.56	19,666.53	0.00	N/A	06/01/29	--	13,754,099.57	13,734,433.04	11/01/21
22	1957013	RT	Plano	TX	Actual/360	4.400%	53,991.67	0.00	0.00	N/A	07/01/29	--	14,250,000.00	14,250,000.00	11/01/21
23	300801924	MF	New York	NY	Actual/360	3.540%	42,676.67	0.00	0.00	N/A	07/01/29	--	14,000,000.00	14,000,000.00	11/01/21
24	610948490	RT	Saint Cloud	MN	Actual/360	4.450%	45,990.47	16,722.52	0.00	N/A	07/11/29	--	12,001,862.66	11,985,140.14	11/11/21
25	1957654	LO	Fayetteville	NC	Actual/360	3.860%	38,224.72	0.00	0.00	N/A	07/01/29	--	11,500,000.00	11,500,000.00	11/01/21
26	1854236	IN	Brownsville	TX	Actual/360	4.190%	37,734.61	13,550.93	0.00	N/A	07/01/29	--	10,458,432.94	10,444,882.01	11/01/21
27	300801927	LO	Spring Lake	NC	Actual/360	4.100%	35,646.16	15,089.67	0.00	N/A	07/01/29	--	10,096,473.53	10,081,383.86	11/01/21
28	310948729	LO	Knightdale	NC	Actual/360	4.700%	40,196.90	13,222.79	0.00	N/A	06/11/29	--	9,931,973.56	9,918,750.77	11/11/21
29	1957097	MU	New York	NY	Actual/360	4.180%	35,994.44	0.00	0.00	N/A	07/01/29	--	10,000,000.00	10,000,000.00	11/01/21
30	300801926	MU	New York	NY	Actual/360	3.700%	29,630.83	0.00	0.00	N/A	07/01/29	--	9,300,000.00	9,300,000.00	11/01/21
31	410949580	MF	Colorado Springs	CO	Actual/360	4.730%	33,891.21	10,346.40	0.00	N/A	05/11/29	--	8,320,830.85	8,310,484.45	11/11/21
32	410949617	IN	Fairfield	CA	Actual/360	4.103%	29,678.37	0.00	0.00	N/A	06/11/29	--	8,400,000.00	8,400,000.00	11/11/21
33	1956861	MF	Florence	SC	Actual/360	4.000%	28,416.67	0.00	0.00	N/A	07/01/29	--	8,250,000.00	8,250,000.00	11/01/21
34	470113560	MF	Forest Hills	NY	Actual/360	4.080%	26,693.72	6,188.91	0.00	N/A	06/01/29	--	7,597,832.29	7,591,643.38	11/01/21
35	410950285	RT	Temple Terrace	FL	Actual/360	4.235%	27,749.67	9,816.58	0.00	N/A	06/11/29	--	7,609,308.95	7,599,492.37	11/11/21
36	1856110	RT	Baton Rouge	LA	Actual/360	4.750%	30,227.12	9,678.90	0.00	N/A	07/01/29	--	7,389,992.32	7,380,313.42	11/01/21
37	470113740	MF	Mount Kisco	NY	Actual/360	3.800%	23,505.28	11,441.52	0.00	N/A	06/01/29	--	7,183,275.98	7,171,834.46	11/01/21
38	322070038	RT	Juneau	AK	Actual/360	4.720%	28,959.17	0.00	0.00	N/A	06/01/29	--	7,125,000.00	7,125,000.00	11/01/21
39	1957251	RT	Gurnee	IL	Actual/360	4.640%	27,646.25	0.00	0.00	N/A	07/01/29	--	6,919,250.00	6,919,250.00	11/01/21
40	610949810	IN	Newark	CA	Actual/360	4.035%	22,237.33	0.00	0.00	N/A	06/11/29	--	6,400,000.00	6,400,000.00	11/11/21
41	300801922	MU	San Diego	CA	Actual/360	4.500%	24,083.12	0.00	0.00	N/A	07/01/29	--	6,215,000.00	6,215,000.00	11/01/21
42	470114250	MF	Woodside	NY	Actual/360	3.590%	18,850.28	8,962.34	0.00	N/A	07/01/29	--	6,097,674.97	6,088,712.63	11/01/21
43	470113860	MF	New York	NY	Actual/360	3.920%	20,253.33	0.00	0.00	N/A	07/01/29	--	6,000,000.00	6,000,000.00	11/01/21
44	470114390	MF	Kew Gardens	NY	Actual/360	3.540%	17,511.84	9,564.99	0.00	N/A	07/01/29	--	5,744,727.55	5,735,162.56	11/01/21
45	470113790	MF	Jackson Heights	NY	Actual/360	4.060%	19,642.06	4,604.42	0.00	N/A	06/01/29	--	5,618,259.06	5,613,654.64	11/01/21
46	470113840	MF	Long Beach	NY	Actual/360	3.930%	17,758.21	4,472.55	0.00	N/A	06/01/29	--	5,247,439.33	5,242,966.78	11/01/21
47	1957298	RT	Oceanside	CA	Actual/360	3.950%	17,006.94	0.00	0.00	N/A	07/01/29	--	5,000,000.00	5,000,000.00	11/01/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
48	300801918	LO	Sarasota	FL	Actual/360	4.800%	19,292.00	6,049.34	0.00	N/A	07/01/29	--	4,667,419.16	4,661,369.82	11/01/21
49	610950099	RT	Bullhead City	AZ	Actual/360	4.560%	18,250.92	6,368.96	0.00	N/A	06/11/29	--	4,647,942.66	4,641,573.70	11/11/21
50	470113960	MF	Great Neck	NY	Actual/360	3.930%	13,536.67	0.00	0.00	N/A	07/01/29	--	4,000,000.00	4,000,000.00	11/01/21
51	470113940	MF	Rockville Centre	NY	Actual/360	3.930%	13,228.16	3,315.66	0.00	N/A	07/01/29	--	3,908,838.17	3,905,522.51	11/01/21
52	300801921	OF	Fort Wayne	IN	Actual/360	4.150%	13,588.66	0.00	0.00	N/A	07/01/29	--	3,802,500.00	3,802,500.00	11/01/21
53	470113720	MF	Forest Hills	NY	Actual/360	3.730%	11,586.71	3,261.57	0.00	N/A	06/01/29	--	3,607,381.50	3,604,119.93	11/01/21
54	322070054	RT	Oxford	MS	Actual/360	4.500%	13,814.38	0.00	0.00	N/A	07/01/29	--	3,565,000.00	3,565,000.00	11/01/21
55	470114340	MF	Kew Gardens	NY	Actual/360	3.670%	11,060.97	0.00	0.00	N/A	07/01/29	--	3,500,000.00	3,500,000.00	11/01/21
56	470113690	MF	Mamaroneck	NY	Actual/360	3.990%	11,271.14	5,036.75	0.00	N/A	06/01/29	--	3,280,467.25	3,275,430.50	11/01/21
57	470113880	MF	Jackson Heights	NY	Actual/360	4.100%	11,128.00	2,551.78	0.00	N/A	06/01/29	--	3,151,912.97	3,149,361.19	11/01/21
58	470114430	MF	Forest Hills	NY	Actual/360	3.710%	9,040.72	2,561.76	0.00	N/A	07/01/29	--	2,829,892.54	2,827,330.78	11/01/21
59	1957423	RT	Thornton	CO	Actual/360	4.850%	12,090.65	0.00	0.00	N/A	08/01/29	--	2,895,000.00	2,895,000.00	11/01/21
60	470113480	MF	Astoria	NY	Actual/360	3.930%	9,084.82	4,170.06	0.00	N/A	06/01/29	--	2,684,507.08	2,680,337.02	11/01/21
61	610948890	RT	Various	Various	Actual/360	4.620%	10,264.10	0.00	0.00	N/A	06/11/29	--	2,580,000.00	2,580,000.00	11/11/21
62	470113980	MF	Rockville Centre	NY	Actual/360	3.930%	8,629.63	0.00	0.00	N/A	07/01/29	--	2,550,000.00	2,550,000.00	11/01/21
63	470113620	MF	Great Neck	NY	Actual/360	3.900%	8,031.07	2,056.58	0.00	N/A	06/01/29	--	2,391,385.43	2,389,328.85	11/01/21
64	470113670	MF	Forest Hills	NY	Actual/360	3.560%	6,605.09	3,573.92	0.00	N/A	07/01/29	--	2,154,614.03	2,151,040.11	11/01/21
65	322070065	MH	Dallas	NC	Actual/360	3.920%	7,427.07	0.00	0.00	N/A	07/01/29	--	2,200,250.00	2,200,250.00	11/01/21
66	470114140	MF	Brooklyn	NY	Actual/360	3.800%	6,592.67	3,192.43	0.00	N/A	07/01/29	--	2,014,736.55	2,011,544.12	11/01/21
67	1956798	RT	Sparta	TN	Actual/360	4.880%	7,998.94	2,425.82	0.00	N/A	07/01/29	--	1,903,503.49	1,901,077.67	11/01/21
68	600949984	98	Cary	NC	Actual/360	4.890%	8,000.58	0.00	0.00	N/A	06/11/29	--	1,900,000.00	1,900,000.00	11/11/21
69	470113950	MF	Lynbrook	NY	Actual/360	3.930%	6,091.50	0.00	0.00	N/A	07/01/29	--	1,800,000.00	1,800,000.00	11/01/21
70	470113970	MF	Rockville Centre	NY	Actual/360	3.930%	5,245.46	0.00	0.00	N/A	07/01/29	--	1,550,000.00	1,550,000.00	11/01/21
71	470113770	MF	Tuckahoe	NY	Actual/360	3.890%	4,815.82	2,250.61	0.00	N/A	06/01/29	--	1,437,677.85	1,435,427.24	11/01/21
72	300801929	MH	Various	VA	Actual/360	4.840%	5,640.00	1,739.20	0.00	N/A	07/01/29	--	1,353,239.74	1,351,500.54	11/01/21
73	470114060	MF	New York	NY	Actual/360	3.920%	4,219.44	0.00	0.00	N/A	07/01/29	--	1,250,000.00	1,250,000.00	11/01/21
Totals							4,515,555.71	113,799.25	(250,000.00)				1,293,439,791.05	1,293,325,991.80
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	52,113,244.00	25,810,299.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	11,718,288.00	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	20,990,932.82	13,254,783.61	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	110,814,000.00	55,325,000.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4D	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	6,983,631.72	2,842,519.73	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	12,613,571.89	12,642,260.12	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,875,720.69	2,911,401.05	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1,345,215.55	3,577,182.18	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	36,521,966.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	13,882,583.83	9,237,991.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	5,860,331.85	3,144,611.37	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,440,545.00	878,855.00	01/01/20	06/30/20	11/15/21	928,529.86	105,859.28	132,147.30	2,396,640.76	274,835.27	0.00
13	12,459,104.46	9,211,183.58	01/01/21	09/30/21	--	0.00	0.00	155,516.67	155,516.67	0.00	0.00
14	5,687,671.00	0.00	--	--	--	0.00	32,387.86	0.00	0.00	0.00	0.00
15	6,998,035.92	4,226,605.51	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,089,558.72	1,922,462.48	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,320,873.00	801,605.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,661,663.00	964,752.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,836,846.23	1,484,530.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
20	3,879,094.81	1,772,056.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	99,736.69	763,904.63	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,603,340.64	1,428,010.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	227,374.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,202,571.81	604,123.23	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	2,073,225.59	2,387,823.33	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,410,799.00	1,161,623.12	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,056,857.08	1,473,546.33	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	873,122.99	1,097,923.55	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	421,674.65	149,702.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	962,339.11	1,385,139.72	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,256,844.14	738,773.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	827,157.40	400,196.24	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	0.00	328,414.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
35	957,873.03	748,053.80	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	876,328.00	705,337.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	381,027.00	467,073.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
38	974,177.67	524,991.83	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	714,030.01	455,745.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	499,820.63	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
41	403,074.39	120,826.70	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	124,400.00	196,977.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
43	401,751.00	163,906.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
44	280,080.00	418,645.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	260,075.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
46	206,845.00	206,845.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
47	430,435.07	248,099.88	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
48	0.00	683,313.87	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	618,433.21	266,260.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	204,206.00	164,168.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
51	260,753.00	262,009.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
52	610,561.48	346,434.32	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	363,754.00	34,651.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
54	378,258.47	170,067.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	209,752.00	264,467.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
56	369,821.00	393,353.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
57	139,631.00	165,970.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
58	127,560.00	275,121.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
59	244,745.55	260,347.45	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	76,311.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
61	233,145.00	174,858.75	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	163,475.00	179,845.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
63	120,784.00	64,689.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
64	107,328.00	135,747.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
65	318,419.90	153,862.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	214,686.00	199,637.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
67	217,327.15	112,790.91	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	663.66	0.00
68	0.00	70,000.00	01/01/20	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
69	65,301.00	71,745.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
70	102,522.00	127,445.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
71	73,270.00	87,843.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
72	175,786.60	147,667.17	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	167.44	0.00
73	0.00	41,407.00	02/29/20	02/28/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	330,231,801.31	183,819,349.31				928,529.86	138,247.14	287,663.97	2,552,157.43	275,666.37	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/21	0	0.00	0	0.00	1	41,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.052036%	4.000496%	91
10/18/21	0	0.00	0	0.00	2	77,193,325.68	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.052142%	4.000627%	92
09/17/21	0	0.00	0	0.00	2	76,880,325.68	0	0.00	0	0.00	1	35,880,325.68	0	0.00	0	0.00	4.052256%	4.000775%	93
08/17/21	0	0.00	0	0.00	2	76,933,289.46	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.052375%	4.000870%	94
07/16/21	0	0.00	0	0.00	2	76,986,066.11	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.052494%	4.000964%	95
06/17/21	0	0.00	0	0.00	2	77,042,764.13	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.052627%	4.001071%	96
05/17/21	2	87,348,668.06	0	0.00	2	77,095,154.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.052745%	4.001164%	97
04/16/21	1	4,705,046.57	0	0.00	2	77,151,478.99	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.052860%	4.001252%	98
03/17/21	1	4,710,916.12	0	0.00	2	77,203,484.76	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.052964%	4.018226%	99
02/18/21	1	4,718,641.20	0	0.00	2	77,267,707.18	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.053100%	4.018352%	100
01/15/21	1	4,724,454.79	0	0.00	2	77,319,302.30	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.053202%	4.018446%	101
12/17/20	1	4,730,244.45	0	0.00	2	77,370,715.13	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.053304%	4.018539%	102
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
12	310949647	05/11/20	17	6	132,147.30	2,396,640.76	915,743.61	41,000,000.00	08/14/20	2
13	300801904	11/01/21	0	B	155,516.67	155,516.67	0.00	40,000,000.00
Totals					287,663.97	2,552,157.43	915,743.61	81,000,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		1,293,325,992	1,252,325,992	41,000,000		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-21	1,293,325,992	1,252,325,992	0	0	41,000,000	0
Oct-21	1,293,439,791	1,216,246,465	0	0	77,193,326	0
Sep-21	1,293,524,365	1,216,644,040	0	0	76,880,326	0
Aug-21	1,293,938,207	1,217,004,918	0	0	76,933,289	0
Jul-21	1,294,350,478	1,217,364,412	0	0	76,986,066	0
Jun-21	1,294,776,567	1,217,733,803	0	0	77,042,764	0
May-21	1,295,153,807	1,130,709,985	87,348,668	0	77,095,154	0
Apr-21	1,295,534,381	1,213,677,856	4,705,047	0	77,151,479	0
Mar-21	1,295,879,960	1,213,965,559	4,710,916	0	77,203,485	0
Feb-21	1,296,325,147	1,214,338,799	4,718,641	0	77,267,707	0
Jan-21	1,296,667,710	1,214,623,953	4,724,455	0	77,319,302	0
Dec-20	1,297,008,968	1,214,908,008	4,730,244	0	77,370,715	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	322070002	43,329,244.62	43,329,244.62	268,600,000.00	03/01/19	11,446,398.00	1.33740	09/30/20	05/06/29	329
2A	322070102	43,329,244.62	43,329,244.62		--	16,650,622.88	1.43000	--	05/06/29	329
12	310949647	41,000,000.00	41,000,000.00	45,000,000.00	10/01/20	822,014.00	1.03190	06/30/20	06/11/29	I/O
14	300801919	36,443,325.68	36,841,760.37	42,800,000.00	08/25/20	4,996,301.00	2.30830	12/31/19	07/01/29	331
Totals		164,101,814.92	164,500,249.61	356,400,000.00		33,915,335.88

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	322070002	RT	FL	04/06/21	13

The loan transferred to Special Servicing on 4/2/21 for an imminent non-monetary default. On 6/13/21 the guarantor filed for Chapter 11 Bankruptcy. In May 2021 the Borrower and Lender entered into a Forbearance Agreement allowing additional time to cure the bankruptcy default. The loan is secured by a 691,265 sf retail center located in Orlando, FL. The property is approximately 96% occupied and the loan is current.

2A	322070102	Various	Various	04/06/21	13
Loan# 322070102 (NOTE A2B) is being transferred to KeyBank Real Estate Capital as Special Servicer effective April 06, 2021 due to Imminent Non-Monetary Default.

12	310949647	OF	NY	08/14/20	2

Loan transferred on 8/14/20 for Delinquent Payments. Notice of Default was sent on 8/19/20. Subject is a 12-story, 98K NRSF office building with ground floor retail located in Midtown Manhattan. Legal counsel was retained to file for foreclosure and/ or receivership. Loan was accelerated on 12/29/20. The State of New York extended the moratorium on foreclosure actions through 1/15/22. Upon the moratorium being lifted, Lender will dual track the foreclosure process while discussing workout alternatives with Borrower.

14	300801919	LO	FL	07/02/20	9

The collateral consists of a 297-room Marriott Downtown Orlando hotel built in 1986 and located in Orlando, FL. The Loan transferred SS on 7/13/2020 due to delinquent payments as a result of the impact of COVID-19. The Property features a

Franchise Agreement w/ Marriott that expires 11/2035. Borrower and Lender have agreed to a Loan Modification, which will bring the Loan current on all interest payments and provide an interest only period. Loan Modification has closed.

Loan is in rehab period.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
14	300801919	0.00	4.11700%	0.00	4.11700%	9	08/26/21	04/01/20	--
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
12	0.00	0.00	8,826.39	0.00	0.00	3,068.74	0.00	0.00	0.00	0.00	165.00	0.00
14	0.00	0.00	7,791.62	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	16,618.01	0.00	0.00	3,068.74	0.00	0.00	0.00	0.00	165.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		19,851.75

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Supplemental Notes
None

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